Share Capital and Warrants	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

32. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	2022		2021
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,001,211	17,016	1,228,870	11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5)	—	—	788,518	6,111
Issued Upon Exercise of Warrants	9,399	93	314	3
Issued Under Stock Option Plans	11,069	170	535	7
Purchase of Common Shares under NCIBs	(112,489)	(959)	(17,026)	(145)
Outstanding, End of Year	1,909,190	16,320	2,001,211	17,016
As at December 31, 2022, there were 43 million (December 31, 2021 – 30 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 4, 2021, the TSX accepted the Company’s implementation of an NCIB to purchase up to 146.5 million common shares between November 9, 2021, and November 8, 2022. On November 7, 2022, the Company received approval from the TSX to renew the Company’s NCIB program (the “2023 NCIB”) to purchase up to 136.7 million common shares during the period from November 9, 2022, to November 8, 2023.
For the year ended December 31, 2022, the Company purchased and cancelled 112 million common shares (December 31, 2021 – 17 million) through the NCIBs. The shares were purchased at a volume weighted average price of $22.49 per common share (December 31, 2021 – $15.56) for a total of $2.5 billion (December 31, 2021 – $265 million). Paid in surplus was reduced by $1.6 billion (December 31, 2021 – $120 million), representing the excess of the purchase price of the common shares over their average carrying value.
From January 1, 2023, to February 13, 2023, the Company purchased an additional 1.4 million common shares for $36.8 million. As at February 13, 2023, 123.8 million common shares remain available for purchase under the 2023 NCIB.
D) Issued and Outstanding – Preferred Shares
For the year ended December 31, 2022, there were no preferred shares issued. As at December 31, 2022, there were 36 million preferred shares outstanding (December 31, 2021 – 36 million), with a carrying value of $519 million (December 31, 2021 – $519 million).

As at December 31, 2022	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares (1)	Quarterly	5.86%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
(1)The floating-rate dividend was 1.86 percent from December 31, 2021, to March 30, 2022 (January 1, 2021, to March 30, 2021 – 1.84 percent); 2.35 percent from March 31, 2022, to June 29, 2022 (March 31, 2021, to June 29, 2021 – 1.80 percent); 3.21 percent from June 30, 2022, to September 29, 2022 (June 30, 2021, to September 29, 2021 – 1.84 percent); 5.05 percent from September 30, 2022, to December 30 2022 (September 30, 2021, to December 30, 2021 – 1.92 percent); and 5.86 percent from December 31, 2022, to March 30, 2023.
Every five years, subject to certain conditions, the holders of first preferred shares will have the right, at their option, to convert their shares into a specified series of first preferred shares. On March 31, 2026 and on March 31 every five years thereafter, holders of series 1 and series 2 first preferred shares will have such option to convert their shares into the other series. On December 31, 2024, and on December 31 every five years thereafter, holders of series 3 and series 4 first preferred shares will have such option to convert their shares into the other series. On March 31, 2025, and on March 31 every five years thereafter, holders of series 5 and series 6 first preferred shares will have such option to convert their shares into the other series. On June 30, 2025, and on June 30 every five years thereafter, holders of series 7 and series 8 first preferred shares will have such option to convert their shares into the other series.
Each series of outstanding first preferred shares are entitled to receive a cumulative quarterly dividend, payable on the last day of March, June, September and December in each year, if, as and when declared by Cenovus’s Board of Directors. For the series 1, series 3, series 5 and series 7 first preferred shares, such dividend rate resets every five years at the rate equal to the sum of the five-year Government of Canada bond yield on the applicable calculation date plus 1.73 percent (series 1), 3.13 percent (series 3), 3.57 percent (series 5) and 3.52 percent (series 7). For the series 2, series 4, series 6 and series 8 first preferred shares, such dividend rate resets every quarter at the rate equal to the sum of the 90-day Government of Canada Treasury Bill yield on the applicable calculation date plus 1.73 percent (series 2), 3.13 percent (series 4), 3.57 percent (series 6) and 3.52 percent (series 8).
Every five years, subject to certain conditions, on the applicable conversion date Cenovus may, at its option, redeem all or any number of the then-outstanding series of first preferred shares by payment of an amount in cash for each share to be redeemed equal to $25.00. In addition, subject to certain conditions, on any other date Cenovus may, at its option, redeem all or any number of the then-outstanding series 2, series 4, series 6 and series 8 first preferred shares, by payment of an amount in cash for each share to be redeemed equal to $25.50. In each case, such payment shall also include all accrued and unpaid dividends thereon to but excluding the date fixed for redemption (less any tax or other amount required to be deducted and withheld).
Second Preferred Shares
There were no second preferred shares outstanding as at December 31, 2022 (December 31, 2021 – nil).
E) Issued and Outstanding – Warrants

	2022		2021
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	65,119	215	—	—
Issued Under the Arrangement (Note 5)	—	—	65,433	216
Exercised	(9,399)	(31)	(314)	(1)
Outstanding, End of Year	55,720	184	65,119	215
The exercise price of the Cenovus warrants is $6.54 per share.
F) Paid in Surplus
Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (now known as Ovintiv Inc. ("Ovintiv")) under the plan of arrangement into two independent energy companies, Ovintiv and Cenovus. In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 34 and the excess of the purchase price of common shares over their average carrying value for shares purchased under the NCIBs.

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Common Shares	Total
As at December 31, 2020	4,086	305	—	4,391
Stock-Based Compensation Expense	—	14	—	14
Purchase of Common Shares Under NCIBs	—	—	(120)	(120)
Common Shares Issued on Exercise of Stock Options	—	(1)	—	(1)
As at December 31, 2021	4,086	318	(120)	4,284
Stock-Based Compensation Expense	—	10	—	10
Purchase of Common Shares Under NCIBs	—	—	(1,571)	(1,571)
Common Shares Issued on Exercise of Stock Options	—	(32)	—	(32)
As at December 31, 2022	4,086	296	(1,691)	2,691